Financial instruments - Derivative Financial Instruments Designated as Cash Flow Hedge, Effect on Statement of Operations (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Fair Value Disclosures [Abstract]
Effective portion of cash flow hedge	$ (13,418)	$ 19,177
Amortization of cash flow hedge	(1,248)	(33)
Amounts reclassified from AOCI	(9,616)	(8,564)
OCI attributable to shareholders of AQN	$ (24,282)	$ 10,580